Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								4 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012		Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Quarterly Data
Net sales	$ 572,454	$ 560,167		$ 538,431	$ 562,361	$ 540,113	$ 538,606	$ 559,514	$ 704,380	$ 717,259	$ 1,909,538	$ 1,805,172	$ 2,365,339	$ 2,355,492	$ 2,257,536
Gross profit	163,401	154,478		149,863	160,336	150,878	152,925	154,982	199,906	202,352	542,120	510,105	664,583	661,137	633,691
Operating income	17,483	7,215		18,449	23,559	15,605	20,742	14,908	19,333	17,570	44,485	61,341	68,556	68,825	10,633
Income tax expense	(378)	(347)		(339)	(352)	(305)	(305)	(318)	(370)	(367)	(1,183)	(1,061)	(1,408)	(1,295)	9,004
Net (loss) income	$ (140)	$ (37,803)	[1]	$ 4,704	$ 9,498	$ 1,187	$ 6,440	$ 293	$ 651	$ (2,088)	$ (9,657)	$ 14,853	$ (22,950)	$ 5,832	$ (26,954)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.